UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05767

Deutsche Strategic Municipal Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                        as of August 31, 2017 (Unaudited)

Deutsche Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 137.8%
Alabama 0.3%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	325,000	376,636
Arizona 1.2%
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	1,570,000	1,711,944
California 15.9%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, 5.75%, 6/1/2047	470,000	469,958
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, Prerefunded, 6.0%, 7/1/2034	1,000,000	1,093,860
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	1,310,000	1,895,688
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	1,000,000	1,020,830
California, South Bayside Waste Management Authority, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.25%, 9/1/2029	1,425,000	1,574,568
California, State General Obligation:
5.0%, 11/1/2043	1,500,000	1,755,060
5.25%, 4/1/2035	1,230,000	1,445,484
5.5%, 3/1/2040	1,000,000	1,106,730
5.75%, 4/1/2031	1,000,000	1,077,190
6.0%, 4/1/2038	1,000,000	1,078,300
6.5%, 4/1/2033	1,950,000	2,128,347
California, State Public Works Board Lease Revenue, Capital Projects, Series I-1, Prerefunded, 6.375%, 11/1/2034	1,000,000	1,119,730
California, State Public Works Board Lease Revenue, Riverside Campus Project, Series B, 6.125%, 4/1/2028	2,000,000	2,165,480
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	195,000	212,501
Series A, 144A, 5.25%, 12/1/2056	735,000	807,920
Series A, 5.5%, 12/1/2054	195,000	214,525
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	1,000,000	1,135,600
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	500,000	585,200
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2044	1,000,000	1,127,720
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	445,000	490,639
		22,505,330
Colorado 3.1%
Colorado, High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.0%, 12/31/2056	225,000	249,395
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	235,000	256,538
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	635,000	809,930
Colorado, Regional Transportation District, Sales Tax Revenue, Series B, 4.0%, 11/1/2035	385,000	423,827
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities:
Series A, 5.0%, 12/1/2033	440,000	473,783
Series A, 5.0%, 12/1/2035	250,000	274,005
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	1,000,000	1,164,490
Denver, CO, City & County Airport Revenue, Series A, AMT, 5.25%, 11/15/2043	600,000	668,700
		4,320,668
Connecticut 1.6%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	2,000,000	2,220,000
Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05%, 7/1/2031* (PIK)	2,672,979	102,268
		2,322,268
District of Columbia 1.1%
District of Columbia, Ingleside Rock Creek Project:
Series A, 5.0%, 7/1/2042	130,000	132,521
Series A, 5.0%, 7/1/2052	195,000	198,169
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	200,000	223,974
Series A, AMT, 5.0%, 10/1/2043	850,000	946,364
		1,501,028
Florida 11.0%
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 8.125%, 5/15/2044	500,000	556,980
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	455,000	456,356
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	900,000	771,651
Florida, Tolomato Community Development District, Special Assessment:
Series 2015-1, Step-up Coupon, 0% to 11/1/2021, 6.61% to 5/1/2040	250,000	155,395
Series 2015-2, Step-up Coupon, 0% to 11/1/2024, 6.61% to 5/1/2040	150,000	78,180
Series A-3, Step-up Coupon, 0% to 5/1/2019, 6.61% to 5/1/2040	110,000	66,198
Series A-4, Step-up Coupon, 0% to 5/1/2022, 6.61% to 5/1/2040	55,000	24,547
5.4%, 5/1/2037	1,390,000	1,390,097
Series 1, 6.55%, 5/1/2027	10,000	10,040
Series 3, 6.55%, 5/1/2027 *	130,000	1
Series A-1, 6.55%, 5/1/2027	170,000	170,080
Series A-2, 6.61%, 5/1/2039	50,000	50,002
Series 2015-3, 6.61%, 5/1/2040 *	165,000	2
Florida, Village Community Development District No. 9, Special Assessment Revenue, 5.5%, 5/1/2042	150,000	167,631
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042 (a)	620,000	720,000
Series A, AMT, 5.0%, 10/1/2047 (a)	400,000	462,284
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	335,000	368,818
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2044	500,000	544,385
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	30,000	33,726
Series B, AMT, 5.0%, 10/1/2040	470,000	546,812
Series A, 5.5%, 10/1/2041	3,000,000	3,257,640
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	665,000	761,146
Orange County, FL, Housing Finance Authority, Post Fountains Project, 0.81% **, 9/7/2017, LIQ: Fannie Mae	365,000	365,000
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, Prerefunded, 5.0%, 7/1/2035	830,000	922,752
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	150,000	162,084
Tampa-Hillsborough County, FL, Expressway Authority:
Series A, 5.0%, 7/1/2031	1,500,000	1,723,455
Series A, 5.0%, 7/1/2037	1,590,000	1,807,099
		15,572,361
Georgia 5.9%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.25%, 5/15/2033	1,000,000	1,109,390
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	375,000	410,194
Atlanta, GA, Development Authority, Senior Health Care Facilities Revenue, Proton Treatment Center, Series A-1, 6.5%, 1/1/2029	225,000	234,074
Atlanta, GA, Tax Allocation, Beltline Project, Series B, Prerefunded, 7.375%, 1/1/2031	1,000,000	1,086,450
Atlanta, GA, Water & Wastewater Revenue, Series A, Prerefunded, 6.25%, 11/1/2034	1,000,000	1,114,900
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	175,000	198,181
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2036	1,000,000	1,143,810
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	210,000	238,566
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	100,000	115,522
Series A, 5.5%, 8/15/2054	180,000	212,882
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	1,220,000	1,451,410
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System, Prerefunded, 6.5%, 8/1/2038, INS: AGC	1,000,000	1,051,640
		8,367,019
Guam 1.7%
Guam, Government General Obligation, Series A, Prerefunded, 7.0%, 11/15/2039	1,000,000	1,132,010
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	215,000	245,435
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	1,000,000	1,072,540
		2,449,985
Hawaii 1.7%
Gainesville & Hall County, GA, Development Authority Retirement Community Revenue, ACTS Retirement Life Community, Series A-2, Prerefunded, 6.625%, 11/15/2039	1,000,000	1,124,200
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	695,000	793,454
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	500,000	540,785
		2,458,439
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	305,000	322,745
Illinois 8.5%
Chicago, IL, General Obligation, Series A, 6.0%, 1/1/2038	455,000	526,426
Chicago, IL, O'Hare International Airport Revenue:
Series C, AMT, 5.0%, 1/1/2046	1,000,000	1,117,480
Series B, Prerefunded, 6.0%, 1/1/2041	2,000,000	2,323,420
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series D, AMT, 5.0%, 1/1/2047	415,000	470,901
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg, Series A, 5.625%, 2/15/2037	2,000,000	2,000,200
Illinois, Finance Authority Revenue, The Admiral at Lake Project, Series A, 8.0%, 5/15/2040	1,000,000	1,108,840
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,000,000	1,376,430
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	365,000	416,359
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	525,000	578,749
Illinois, State Finance Authority Revenue, Park Place of Elmhurst Project, Series C, 2.0%, 5/15/2055 *	150,000	6,345
Illinois, State Finance Authority Revenue, Three Crowns Park Obligated Group, 5.25%, 2/15/2047	325,000	343,853
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,000,000	1,114,450
Illinois, State General Obligation, 5.0%, 2/1/2029	225,000	245,716
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	385,000	433,071
		12,062,240
Indiana 4.3%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, Prerefunded, 6.75%, 3/1/2039	525,000	571,321
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, Series A, 5.25%, 11/15/2046	365,000	407,271
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	1,000,000	1,092,410
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	460,000	521,092
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2037	1,330,000	1,572,339
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.)	780,000	937,014
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., 144A, Prerefunded, 5.7%, 9/1/2037	1,000,000	1,000,000
		6,101,447
Iowa 0.7%
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, Prerefunded, 6.5%, 11/15/2027	1,000,000	1,011,770
Kansas 0.2%
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, Prerefunded, 7.25%, 5/15/2039	300,000	331,734
Kentucky 3.3%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, Prerefunded, 6.5%, 3/1/2045	2,000,000	2,295,440
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC	365,000	372,574
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	1,440,000	1,634,025
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc. Obligated Group:
Series A, 5.0%, 6/1/2045	130,000	141,279
Series A, 5.25%, 6/1/2041	190,000	213,083
		4,656,401
Louisiana 2.4%
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	1,000,000	1,007,580
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	140,000	159,219
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2046	1,000,000	1,130,390
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	950,000	949,924
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	180,000	197,217
		3,444,330
Maine 0.8%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	1,000,000	1,098,630
Maryland 4.0%
Maryland, Economic Development Corp., Pollution Control Revenue, Potomac Electric Power Co., 6.2%, 9/1/2022	1,500,000	1,619,250
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare Obligated Group, Series A, 5.5%, 1/1/2046	375,000	430,717
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	500,000	553,740
Maryland, State Health & Higher Educational Facilities Authority Revenue, Meritus Medical Center Obligated Group, 5.0%, 7/1/2040	1,000,000	1,105,550
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
Prerefunded, 5.75%, 1/1/2033	500,000	508,300
Prerefunded, 6.0%, 1/1/2028	1,385,000	1,409,141
		5,626,698
Massachusetts 2.2%
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	505,485	11,854
Series A-2, 5.5%, 11/15/2046	100,000	97,578
Series A-1, 6.25%, 11/15/2039	1,903,948	1,974,470
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center, Series E, 5.0%, 7/15/2037	950,000	952,308
		3,036,210
Michigan 5.6%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	280,000	311,735
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	1,000,000	1,117,280
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community, 5.5%, 5/15/2036	1,000,000	1,000,460
Michigan, State Building Authority Revenue, Facilities Program:
Series I, 5.0%, 4/15/2038	775,000	892,606
Series I-A, 5.5%, 10/15/2045	2,000,000	2,271,280
Michigan, State Finance Authority Revenue, Detroit Water & Sewer, Series C-3, 5.0%, 7/1/2033, INS: AGMC	180,000	205,308
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	90,000	100,878
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	1,000,000	1,074,510
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.75%, 2/15/2023	860,000	863,629
		7,837,686
Minnesota 0.8%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, Prerefunded, 6.75%, 11/15/2032	1,000,000	1,070,820
Mississippi 1.1%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	250,000	290,973
Mississippi, Business Finance Corp., Pollution Control Revenue, Systems Energy Resources, Inc. Project, 5.875%, 4/1/2022	620,000	625,840
Mississippi, State Business Finance Corp., Solid Waste Disposal Revenue, Waste Pro U.S.A., Inc. Project, AMT, 144A, 5.0%, Mandatory Put 8/1/2022 @ 100, 2/1/2036	145,000	148,843
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	435,000	456,528
		1,522,184
Missouri 1.2%
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	65,000	71,061
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	150,000	165,042
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, St. Andrews Resources for Seniors Obligated Group, Series A, 5.125%, 12/1/2045	365,000	387,138
St. Louis, MO, Airport Revenue, Series C, 5.0%, 7/1/2047, INS: AGMC	500,000	581,355
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	415,000	454,620
		1,659,216
Nebraska 0.4%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	535,000	610,938
Nevada 1.9%
Clark County, NV, School District, Series A, 5.0%, 6/15/2022, INS: NATL	825,000	852,580
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	1,565,000	1,793,505
		2,646,085
New Hampshire 0.3%
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037	100,000	105,388
Series A, 144A, 6.125%, 7/1/2052	200,000	208,452
Series A, 144A, 6.25%, 7/1/2042	100,000	105,941
		419,781
New Jersey 7.4%
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, Prerefunded, 6.625%, 7/1/2038	715,000	749,542
New Jersey, State Economic Development Authority Revenue, Series BBB, 5.5%, 6/15/2030	895,000	1,042,594
New Jersey, State Economic Development Authority, Continental Airlines, Inc. Project, AMT, 4.875%, 9/15/2019	330,000	341,550
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	500,000	565,625
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	180,000	202,950
New Jersey, State Transportation Trust Fund Authority, Series B, 5.5%, 6/15/2031	1,500,000	1,631,040
New Jersey, State Turnpike Authority Revenue, Series E, 5.0%, 1/1/2045	1,015,000	1,166,428
New Jersey, Tobacco Settlement Financing Corp.:
Series 1A, 4.75%, 6/1/2034	4,280,000	4,196,369
Series 1A, 5.0%, 6/1/2041	500,000	485,815
		10,381,913
New York 3.9%
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	45,000	48,385
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2047	1,000,000	1,169,710
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2038	275,000	320,122
Series E, 5.0%, 11/15/2042	305,000	346,294
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 5.0%, 11/15/2044	915,000	996,893
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	445,000	476,065
New York, State Transportation Development Corp., Special Facility Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	1,200,000	1,328,484
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	60,000	66,826
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	680,000	761,729
		5,514,508
North Carolina 1.4%
New Hanover County, NC, Hospital Revenue, New Hanover Regional Medical Centre, 5.0%, 10/1/2042	260,000	300,298
5.0%, 10/1/2047	240,000	275,858
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health Systems, Series D, Prerefunded, 6.25%, 12/1/2033	1,000,000	1,066,660
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage-Aldersgate, 5.0%, 7/1/2045	330,000	348,576
		1,991,392
Ohio 2.6%
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	220,000	232,778
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	445,000	503,989
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	45,000	48,757
5.0%, 1/1/2046	370,000	396,251
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	615,000	693,880
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	1,575,000	1,751,274
		3,626,929
Pennsylvania 7.1%
Butler County, PA, Hospital Authority Revenue, Butler Health Systems Project, Prerefunded, 7.25%, 7/1/2039	2,000,000	2,224,540
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	100,000	110,307
5.25%, 7/1/2041	100,000	110,503
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	315,000	359,900
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	740,000	853,146
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP:
AMT, 5.0%, 12/31/2034	1,000,000	1,136,690
AMT, 5.0%, 12/31/2038	1,000,000	1,123,590
Pennsylvania, State Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply, Series A, 6.4%, 12/1/2038	185,000	190,844
Pennsylvania, State Turnpike Commission Revenue:
Series A-1, 5.0%, 12/1/2040	2,500,000	2,845,200
Series C, 5.0%, 12/1/2044	240,000	273,067
Philadelphia, PA, Authority for Individual Development Senior Living Revenue, Wesley Enhanced Living Obligated Group:
Series A, 5.0%, 7/1/2042	135,000	141,842
Series A, 5.0%, 7/1/2049	160,000	166,679
Philadelphia, PA, Redevelopment Authority Revenue, First Lien Mortgage, Series A, 6.5%, 1/1/2029	434,300	435,442
		9,971,750
Puerto Rico 0.5%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.5%, 8/1/2042 *	750,000	190,313
Series A, 6.0%, 8/1/2042 *	1,000,000	253,750
Series A, 6.375%, 8/1/2039 *	950,000	241,062
		685,125
Rhode Island 0.1%
Rhode Island, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2040	155,000	168,460
South Carolina 2.2%
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	875,000	887,128
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	1,070,000	1,224,176
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	890,000	1,026,846
		3,138,150
Tennessee 1.5%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017, GTY: Merrill Lynch & Co., Inc.	500,000	505,715
5.0%, 12/15/2018, GTY: Merrill Lynch & Co., Inc.	540,000	567,513
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series A, 7.75%, 7/1/2038	1,000,000	1,069,600
		2,142,828
Texas 19.8%
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	1,000,000	1,022,500
Series A-3, AMT, 5.125%, 5/15/2033	1,000,000	1,022,640
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2040	230,000	260,861
Series A, 5.0%, 1/1/2043	1,500,000	1,638,270
Prerefunded, 6.0%, 1/1/2041	545,000	632,549
Dallas-Fort Worth, International Airport Revenue:
Series F, AMT, 5.0%, 11/1/2035	1,000,000	1,097,930
Series D, AMT, 5.0%, 11/1/2038	2,000,000	2,233,140
Houston, TX, Airport System Revenue, United Airlines, Inc., Terminal E Project, AMT, 4.75%, 7/1/2024	615,000	669,563
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	2,250,000	2,547,225
Mission, TX, Economic Development Corp. Revenue, Senior Lien, Natgasoline Project, Series B, AMT, 144, 5.75%, 10/1/2031	250,000	261,642
North Texas, Tollway Authority Revenue, Series B, 5.0%, 1/1/2045	665,000	749,608
North Texas, Tollway Authority Revenue, Toll Second Tier, Series F, Prerefunded, 5.75%, 1/1/2033	2,000,000	2,033,280
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, MRC Crossings Project, Series A, 8.0%, 11/15/2049	285,000	328,366
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	1,000,000	1,000,660
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	175,000	186,363
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.0%, 8/15/2043	2,100,000	2,356,683
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Buckner Senior Living Ventana Project: Series A, 6.625%, 11/15/2037	315,000	343,076
Series A, 6.75%, 11/15/2047	250,000	271,860
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project, Series A, 5.0%, 11/15/2055	570,000	481,245
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.0%, 4/1/2053	500,000	573,470
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	1,055,000	1,160,532
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	2,000,000	2,219,560
Texas, State General Obligation, 0.8% **, 9/7/2017, SPA: Sumitomo Mitsui Banking	680,000	680,000
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	165,000	183,666
5.0%, 12/15/2031, GTY: Macquarie Group Ltd.	1,000,000	1,107,930
5.0%, 12/15/2032, GTY: Macquarie Group Ltd.	1,000,000	1,103,270
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	280,000	324,842
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	825,000	931,747
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health, Prerefunded, 7.125%, 11/1/2040	510,000	605,242
		28,027,720
Utah 0.7%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2047	595,000	686,350
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 5.375%, 6/15/2048 (a)	320,000	315,242
		1,001,592
Virginia 1.1%
Fairfax County, VA, Economic Development Authority, Residential Care Facility Revenue, Goodwin House, Inc., Series A, 5.0%, 10/1/2042	115,000	127,842
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,466,297
		1,594,139
Washington 3.8%
King County, WA, Water Sewer Revenue, Series B, 4.0%, 7/1/2041	2,000,000	2,130,120
Klickitat County, WA, Public Hospital District No. 2, Hospital Revenue, Skyline Hospital:
5.0%, 12/1/2037 (a)	100,000	102,324
5.0%, 12/1/2046 (a)	135,000	135,419
Port of Seattle, WA, Revenue Bonds, Series C, AMT, 5.0%, 5/1/2042	415,000	479,910
Washington, State Economic Development Finance Authority, Environmental Facilities Revenue, Columbia Pulp I LLC Project, Series A, AMT, 144A, 7.5%, 1/1/2032	135,000	148,260
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	595,000	622,120
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	135,000	154,585
5.0%, 8/15/2035	120,000	136,861
5.0%, 8/15/2036	80,000	91,022
Washington, State Housing Finance Commission, Presbyterian Retirement Communities Northwest Project, Series A, 144A, 5.0%, 1/1/2046	250,000	263,125
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 7.375%, 1/1/2044	1,000,000	1,163,100
		5,426,846
West Virginia 0.6%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	805,000	904,595
Wisconsin 3.7%
Wisconsin, Public Finance Authority, Education Revenue, North Carolina Charter Educational Foundation Project, Series A, 5.0%, 6/15/2046	470,000	440,056
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary's Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2052	1,000,000	1,067,300
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, 5.0%, 7/1/2036	500,000	555,675
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, Prerefunded, 6.625%, 2/15/2039	1,110,000	1,202,441
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	1,765,000	1,883,643
		5,149,115
Total Municipal Bonds and Notes (Cost $178,114,790)		194,769,655
Underlying Municipal Bonds of Inverse Floaters (b) 28.6%
California 3.8%
University of California, State Revenues, Series K, 4.0%, 5/15/2036 (c)	5,000,000	5,388,350
Trust: California, State Revenues, Series 2016-XM0347, 144A, 11.65%, 5/15/2024, Leverage Factor at purchase date: 4 to 1
District of Columbia 4.2%
District of Columbia, General Obligation, Series A, 5.0%, 6/1/2041 (c)	5,000,000	5,877,900
Trust: District of Columbia, General Obligation, Series 2016-XM0326, 144A, 15.68%, 6/1/2024, Leverage Factor at purchase date: 4 to 1
Florida 4.2%
Orange County, FL, School Board Certificates Participation, Series C, 5.0%, 8/1/2034 (c)	5,000,000	5,888,450
Trust: Orange County, FL, School Board, Series 2016-XM0183, 144A, 15.44%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts 8.0%
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (c)	5,000,000	5,821,350
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0136, 144A, 15.68%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036 (c)	5,000,000	5,530,450
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0401, 144A, 7.465%, 7/15/2024, Leverage Factor at purchase date: 4 to 1
		11,351,800
Texas 4.2%
Texas, State Transportation Commission- Highway Improvement, Series A, 5.0%, 4/1/2038 (c)	5,000,000	5,917,750
Trust: Texas, State Transportation Commission, Series 2016-XM0405, 144A, 11.465%, 4/1/2024, Leverage Factor at purchase date: 4 to 1
Washington 4.2%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (c)	5,000,000	5,987,250
Trust: Washington, State General Obligation, Series 2017-XM0478, 144A, 11.465%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $40,512,097)		40,411,500
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $218,626,887)	166.4	235,181,155
Floating Rate Notes (b)	(18.6)	(26,250,000)
Series 2018 MTPS, at Liquidation Value	(49.5)	(70,000,000)
Other Assets and Liabilities, Net	1.7	2,404,715
Net Assets Applicable to Common Shareholders	100.0	141,335,870

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Connecticut, Mashantucket Western Pequot Tribe Bond *	6.05%	7/1/2031	2,672,979	1,909,657	102,268
Florida, Tolomato Community Development District, Special Assessment, Series 2015-3 *	6.61%	5/1/2040	165,000	0	2
Florida, Tolomato Community Development District, Special Assessment, Series 3 *	6.55%	5/1/2027	130,000	1	1
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A *	6.0%	8/1/2042	1,000,000	810,423	253,750
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A *	6.375%	8/1/2039	950,000	862,600	241,062
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A *	5.5%	8/1/2042	750,000	576,247	190,313
				4,158,928	787,396

* Non-income producing security.
** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current marketlevels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of August 31, 2017. Date shown reflects the earlier of demand date or stated maturity date.
(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$235,181,155	$—	$235,181,155
Total	$—	$235,181,155	$—	$235,181,155

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Municipal Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2017